Fees Summary	Oct. 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 300,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	41,430.00
Total Offset Amount	28,185.53
Net Fee	$ 13,244.47